Risk management - Trading Market Risk (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) item	Jan. 01, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	[1]	Jan. 01, 2018 EUR (€)		Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)
Balance sheet amount
Cash and cash equivalents	€ 101,067		€ 113,663	[2]	€ 110,995		€ 110,995	[2]	€ 76,454
Financial assets held for trading	108,230		92,879		125,618		125,458
Non-trading financial assets mandatorily at fair value through profit or loss	4,911		10,730		4,987
Financial assets designated at fair value through profit or loss	62,069		57,460		42,075		34,782
Financial assets at fair value through other comprehensive income	125,708		121,091		126,353
Financial assets at amortised cost	995,482		946,099		909,094
Hedging derivatives, Assets	7,216		8,607				8,537
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RISK	1,702		1,088				1,287
Other assets	10,138		9,348				9,766
Total assets	1,522,695		1,459,271		1,443,069		1,444,305
Financial liabilities held for trading	77,139		70,343		107,634		107,624
Financial liabilities designated at fair value through profit or loss	60,995		68,058		59,616		59,616
FINANCIAL LIABILITIES AT AMORTISED COST	1,230,745		1,171,630		1,126,069		1,126,069
Hedging derivatives, Liabilities	6,048		6,363		8,034		8,044
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	269		303		330		330
OTHER LIABILITIES	12,792		13,088				12,591
Liabilities	1,412,036		1,351,910		1,337,707		1,337,472
Total equity	110,659	€ 106,970	€ 107,361	[3]	€ 105,493	[4]	€ 106,833		€ 102,699	[4]
Market risk
Balance sheet amount
Cash and cash equivalents	101,067
Financial assets held for trading	108,230
Non-trading financial assets mandatorily at fair value through profit or loss	4,911
Financial assets designated at fair value through profit or loss	62,069
Financial assets at fair value through other comprehensive income	125,708
Financial assets at amortised cost	995,482
Hedging derivatives, Assets	7,216
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RISK	1,702
Other assets	116,310
Total assets	1,522,695
Financial liabilities held for trading	77,139
Financial liabilities designated at fair value through profit or loss	60,995
FINANCIAL LIABILITIES AT AMORTISED COST	1,230,745
Hedging derivatives, Liabilities	6,048
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	269
OTHER LIABILITIES	36,840
Liabilities	1,412,036
Total equity	€ 110,659
Value At Risk Metric
Balance sheet amount
VaR confidence level, percent	99.00%
Time frame, historical simulation	1 day
Time frame from reference date	2 years
Number of figures calculated daily for VaR | item	2
Financial assets held for trading	€ 107,522
Non-trading financial assets mandatorily at fair value through profit or loss	3,310
Financial assets designated at fair value through profit or loss	61,405
Hedging derivatives, Assets	7,216
Financial liabilities held for trading	76,849
Financial liabilities designated at fair value through profit or loss	60,211
Hedging derivatives, Liabilities	€ 6,048
Value At Risk Metric | Minimum
Balance sheet amount
Time frame from reference date	520 days
Interest rate risk
Balance sheet amount
Cash and cash equivalents	€ 101,067
Financial assets designated at fair value through profit or loss	664
Financial assets at amortised cost	995,482
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RISK	1,702
Financial liabilities designated at fair value through profit or loss	784
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	269
Interest rate; credit spread
Balance sheet amount
Financial assets held for trading	708
Financial assets at fair value through other comprehensive income	125,708
Financial liabilities held for trading	290
FINANCIAL LIABILITIES AT AMORTISED COST	1,230,745
Interest rate; equities
Balance sheet amount
Non-trading financial assets mandatorily at fair value through profit or loss	1,601
Interest and exchange rates
Balance sheet amount
Hedging derivatives, Assets	0
Hedging derivatives, Liabilities	€ 0

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[3]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[4]	*See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).